SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Options, Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2013 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] USD ($) years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in US dollars per share)	$ 21.82	$ 14.45	$ 12.90
Share-based compensation expense				56,264	79,084	76,535
Unrecognized share-based compensation cost							$ 56,106
Unrecognized share-based compensation cost, weighted average period expected to be recognized							1.94